Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Treasury Shares	Total
Balance at Dec. 31, 2022	$ 1	$ 11,805	$ 590	$ (25,661)	$ (16,366)	$ (29,631)
Balance (in Shares) at Dec. 31, 2022	73,361
Net loss				(4,400)		(4,400)
Foreign currency translation adjustment			(42)			(42)
Balance at Dec. 31, 2023	$ 1	11,805	548	(30,061)	(16,366)	(34,073)
Balance (in Shares) at Dec. 31, 2023	73,361
Net loss				(3,019)		(3,019)
Foreign currency translation adjustment			573			573
Balance at Dec. 31, 2024	$ 1	11,805	1,121	(33,080)	(16,366)	$ (36,519)
Balance (in Shares) at Dec. 31, 2024	73,361					73,361
Issuance of shares upon initial public offering, net		16,723				$ 16,723
Issuance of shares upon initial public offering, net (in Shares)	2,667
Net loss				(4,671)		(4,671)
Foreign currency translation adjustment			(439)			(439)
Balance at Dec. 31, 2025	$ 1	$ 28,528	$ 682	$ (37,751)	$ (16,366)	$ (24,906)
Balance (in Shares) at Dec. 31, 2025	76,028					76,028